Loss per Share (Details) - Schedule of basic and diluted loss per share - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Basic And Diluted Loss Per Share Abstract
Basic/Diluted loss per share (in cents)	$ 1.25	$ 3.79	$ 1.66
a) Net loss used in the calculation of basic and diluted loss per share	$ 2,854,254	$ 8,384,465	$ 2,927,206
b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	227,579,684	221,062,229	176,393,354